SCHEDULE OF IDENTIFIABLE LONG LIVED ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 4,354,206	$ 3,734,157
Right-of-use assets, net	7,363,312	6,632,749
Identifiable long-lived assets	11,717,518	10,366,906
Retail Sales [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	776,528	220,603
Right-of-use assets, net	6,216,681	5,064,993
Identifiable long-lived assets	6,993,209	5,285,596
Export Sales [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	3,577,555	3,512,311
Right-of-use assets, net	1,146,631	1,567,756
Identifiable long-lived assets	4,724,186	5,080,067
Leather Trading [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	123	1,243
Right-of-use assets, net
Identifiable long-lived assets	$ 123	$ 1,243